EQUITY - Warrants (Details) - $ / shares	Nov. 07, 2023	Dec. 31, 2025	Dec. 01, 2025	Nov. 30, 2025	Dec. 31, 2024	Oct. 26, 2024	Oct. 25, 2024	Oct. 24, 2024	Nov. 11, 2023	Sep. 15, 2023	Sep. 14, 2023	Sep. 13, 2023	Dec. 29, 2020
Equity
Exercise price of warrants													$ 5,400
Ordinary shares, par value (in dollars per share)			$ 1.35	$ 0.045			$ 0.045	$ 0.00075			$ 0.00075	$ 0.00005
Class A Ordinary Shares
Equity
Ordinary shares, par value (in dollars per share)		$ 1.35	$ 1.35		$ 1.35	$ 0.045	$ 0.00075			$ 0.00075	$ 0.00075
Purchase Agreement
Equity
Exercise price of warrants													$ 3
Purchase Agreement | Investor
Equity
Exercise price of warrants									$ 3,240
Shares Issued Price Per Share									3,240
Purchase Agreement | Investor | Class A Ordinary Shares
Equity
Issuance of preferred shares (in shares)	5,833
Ordinary shares, par value (in dollars per share)	$ 1.35
Shares Issued Price Per Share	$ 1,566								1,944
Number of shares issued to each investor	1,944
2023 Warrants | Purchase Agreement | Investor
Equity
Exercise price of warrants									$ 1,800
Warrant share issued	58,333
2023 Warrants | Purchase Agreement | Investor | Class A Ordinary Shares
Equity
Warrant share issued	5,833